Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair value of assets and liabilities
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2024	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial guarantee derivative	—	—	1,038,258	1,038,258
Financial investments	—	—	266,684,257	266,684,257
Total assets	—	—	267,722,515	267,722,515

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2025	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial investments	—	914,493,536	125,988,946	1,040,482,482
Liabilities
Financial guarantee derivative	—	—	15,425,681	15,425,681

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2025	(US$)	(US$)	(US$)	(US$)
Assets
Financial investments	—	130,770,835	18,016,179	148,787,014
Liabilities
Financial guarantee derivative	—	—	2,205,843	2,205,843

Schedule of notional amount is simply a reference amount used to calculate payments

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2024	RMB	RMB	RMB
Financial guarantee derivative assets	130,290,057	21,975,258	1,038,258
Financial guarantee derivative liabilities	—	—	—

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2025	RMB	RMB	RMB
Financial guarantee derivative assets	—	—	—
Financial guarantee derivative liabilities	245,983,263	133,219,259	15,425,681

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2025	US$	US$	US$
Financial guarantee derivative assets	—	—	—
Financial guarantee derivative liabilities	35,175,139	19,050,101	2,205,843

Schedule of fair value change recorded on financial guarantee derivatives

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Opening balance of financial guarantee derivative assets (liabilities)	(107,890,394)	—	1,038,258	148,469
Change in fair value of financial guarantee derivative	24,966,242	1,038,258	(3,367,074)	(481,485)
Cash received	(10,965,160)	—	(46,801,092)	(6,692,467)
Net cash payout	93,889,312	—	33,704,227	4,819,640
Ending balance of financial guarantee derivative assets (liabilities)	—	1,038,258	(15,425,681)	(2,205,843)